UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
EuroFund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock EuroFund
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
	Industry	Held Common Stocks		Value

Denmark - 1.4%	Commercial Banks - 1.4%	332,268	Danske Bank A/S	$ 11,939,571

			Total Common Stocks in Denmark	11,939,571

Finland - 0.5%	Electric Utilities - 0.5%	109,666	Fortum Oyj	4,445,842

			Total Common Stocks in Finland	4,445,842

France - 11.9%	Automobiles - 1.7%	131,250	Renault SA	14,980,434

	Commercial Banks - 1.6%	111,578	Societe Generale SA	14,015,602

	Electric Utilities - 2.2%	178,607	Electricite de France SA	18,627,948

	Insurance - 1.3%	321,045	AXA SA	11,027,064

	Machinery - 1.3%	53,757	Vallourec SA	10,804,683

	Metals & Mining - 0.6%	77,744	ArcelorMittal	5,159,304

	Oil, Gas & Consumable Fuels - 3.2%	383,906	Total SA	27,940,101

			Total Common Stocks in France	102,555,136

Germany - 18.9%	Air Freight & Logistics - 2.1%	568,338	Deutsche Post AG	18,336,938

	Automobiles - 3.5%	248,540	Bayerische Motoren Werke AG	13,648,221
		208,162	DaimlerChrysler AG	16,278,150

				29,926,371

	Chemicals - 2.5%	265,730	Bayer AG	21,802,973

	Diversified Telecommunication Services - 2.1%	865,334	Deutsche Telekom AG	17,725,299

	Electric Utilities - 2.6%	120,827	E.ON AG	22,251,144

	Industrial Conglomerates - 2.7%	178,394	Siemens AG	22,995,197

	Insurance - 1.9%	91,587	Allianz AG Registered Shares	16,323,807

	Multi-Utilities - 1.5%	107,290	RWE AG	13,170,516

			Total Common Stocks in Germany	162,532,245

Ireland - 3.1%	Commercial Banks - 1.3%	500,799	Allied Irish Banks Plc	11,065,076

	Construction Materials - 1.8%	410,330	CRH Plc	15,562,686

			Total Common Stocks in Ireland	26,627,762

Italy - 8.6%	Commercial Banks - 4.0%	2,574,529	Banca Intesa SpA	18,324,372
		2,145,763	Unicredit SpA	15,844,547

				34,168,919

	Diversified Telecommunication Services - 2.0%	5,691,989	Telecom Italia SpA	17,288,818

	Oil, Gas & Consumable Fuels - 2.6%	707,320	Eni SpA	22,869,433

			Total Common Stocks in Italy	74,327,170

Luxembourg - 1.5%	Metals & Mining - 1.5%	191,071	ArcelorMittal	12,515,927

			Total Common Stocks in Luxembourg	12,515,927

Netherlands - 4.3%	Chemicals - 2.4%	286,525	Akzo Nobel NV	21,196,793

	Diversified Financial Services - 1.9%	720,684	Fortis	16,118,317

			Total Common Stocks in the Netherlands	37,315,110

BlackRock EuroFund
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
	Industry	Held Common Stocks		Value

Norway - 0.9%	Oil, Gas & Consumable Fuels - 0.9%	279,056	Statoilhydro ASA	$ 7,347,870

			Total Common Stocks in Norway	7,347,870

Spain - 2.6%	Commercial Banks - 2.6%	1,293,139	Banco Santander SA	22,743,313

			Total Common Stocks in Spain	22,743,313

Switzerland - 16.2%	Capital Markets - 3.1%	273,309	Credit Suisse Group	15,561,518
		269,679	UBS AG	11,203,507

				26,765,025

	Diversified Telecommunication Services - 1.9%	40,606	Swisscom AG	16,209,659

	Food Products - 4.5%	85,324	Nestle SA Registered Shares	38,199,144

	Insurance - 3.6%	170,730	Swiss Reinsurance Co. Registered Shares	12,827,850
		63,581	Zurich Financial Services AG	18,205,240

				31,033,090

	Pharmaceuticals - 3.1%	527,402	Novartis AG Registered Shares	26,719,939

			Total Common Stocks in Switzerland	138,926,857

United Kingdom -	Aerospace & Defense - 2.2%	2,037,878	BAE Systems Plc	18,984,177

26.5%	Commercial Banks - 2.6%	972,186	Barclays Plc	9,177,085
		927,485	HBOS Plc	12,923,617

				22,100,702

	Food Products - 3.2%	834,005	Unilever Plc	27,491,988

	Insurance - 1.3%	851,744	Prudential Plc	10,919,081

	Metals & Mining - 2.5%	387,783	Anglo American Plc	21,427,255

	Oil, Gas & Consumable Fuels - 6.9%	2,664,399	BP Plc	28,397,134
		895,724	Royal Dutch Shell Plc Class B	31,127,218

				59,524,352

	Pharmaceuticals - 1.1%	377,095	GlaxoSmithKline Plc	8,937,319

	Tobacco - 2.6%	630,049	British American Tobacco Plc	22,569,975

	Wireless Telecommunication Services - 4.1%	10,163,685	Vodafone Group Plc	35,555,186

			Total Common Stocks in the
			United Kingdom	227,510,035

			Total Common Stocks
			(Cost - $719,678,019) - 96.4%	828,786,838

		Beneficial
		Interest	Short-Term Securities

United States - 0.6%		$ 5,452,837	BlackRock Liquidity Series, LLC
			Cash Sweep Series, 4.49% (a)(b)	5,452,837

			Total Short-Term Securities
			(Cost - $5,452,837) - 0.6%	5,452,837

BlackRock EuroFund
Schedule of Investments as of January 31, 2008 (Unaudited)		(in U.S. dollars)

Value

	Total Investments (Cost - $725,130,856*) - 97.0%	$ 834,239,675
	Other Assets Less Liabilities - 3.0%	25,709,457

	Net Assets - 100.0%	$ 859,949,132

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 736,013,995

Gross unrealized appreciation	$ 140,409,542
Gross unrealized depreciation	(42,183,862)

Net unrealized appreciation	$ 98,225,680

(a)	Represents the current yield as of January 31, 2008.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$ (16,389,163)	$ 209,026

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
  Forward foreign exchange contracts as of January 31, 2008 were as follows:
Foreign		Foreign		Settlement	Unrealized
Currency Purchased		Currency Sold		Date	Depreciation

USD	2,030,237	CHF	2,199,964	2/05/2008	$ (5,636)

Total Unrealized Depreciation on Forward Foreign Exchange					$ (5,636)

• Currency Abbreviations:
CHF	Swiss Franc
USD	U.S. Dollar

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: March 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: March 24, 2008